Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2045 Fund
December 31, 2022
AFF45-NPRT3-0323
1.843408.116
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.27% 1/5/23 to 3/2/23 (b) (Cost $2,425,328)	2,430,000	2,425,909

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	9,020,417	107,884,188
Fidelity Advisor Series Growth Opportunities Fund (c)	8,708,978	76,290,643
Fidelity Advisor Series Small Cap Fund (c)	4,095,990	43,335,578
Fidelity Series All-Sector Equity Fund (c)	4,469,830	39,021,613
Fidelity Series Commodity Strategy Fund (c)	115,299	12,145,583
Fidelity Series Large Cap Stock Fund (c)	9,566,941	158,141,533
Fidelity Series Large Cap Value Index Fund (c)	1,215,935	16,767,744
Fidelity Series Opportunistic Insights Fund (c)	6,541,764	93,612,647
Fidelity Series Small Cap Opportunities Fund (c)	4,554,444	53,150,360
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,336,837	99,208,362
Fidelity Series Value Discovery Fund (c)	6,899,639	101,838,666
TOTAL DOMESTIC EQUITY FUNDS (Cost $765,239,011)		801,396,917

International Equity Funds - 41.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,655,554	47,997,431
Fidelity Series Emerging Markets Fund (c)	2,934,880	22,715,968
Fidelity Series Emerging Markets Opportunities Fund (c)	13,092,811	204,509,701
Fidelity Series International Growth Fund (c)	8,518,173	121,469,143
Fidelity Series International Small Cap Fund (c)	2,227,997	33,063,470
Fidelity Series International Value Fund (c)	12,071,824	121,080,394
Fidelity Series Overseas Fund (c)	11,158,305	121,179,197
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $652,530,037)		672,015,304

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	191,602	1,475,337
Fidelity Series Emerging Markets Debt Fund (c)	1,135,068	8,331,398
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	316,513	2,750,499
Fidelity Series Floating Rate High Income Fund (c)	143,531	1,260,204
Fidelity Series High Income Fund (c)	1,024,905	8,260,731
Fidelity Series International Credit Fund (c)	84,446	650,235
Fidelity Series Long-Term Treasury Bond Index Fund (c)	15,598,507	91,407,248
Fidelity Series Real Estate Income Fund (c)	311,476	2,940,335
TOTAL BOND FUNDS (Cost $153,204,441)		117,075,987

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	3,126,785	3,127,410
Fidelity Series Government Money Market Fund 4.35% (c)(e)	11,801,219	11,801,219
Fidelity Series Short-Term Credit Fund (c)	3,559	33,991
TOTAL SHORT-TERM FUNDS (Cost $14,962,473)		14,962,620

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,588,361,290)	1,607,876,737
NET OTHER ASSETS (LIABILITIES) - 0.0%	(95,780)
NET ASSETS - 100.0%	1,607,780,957

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	224	Mar 2023	25,154,500	(65,480)	(65,480)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	38	Mar 2023	4,101,328	(29,536)	(29,536)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	72	Mar 2023	9,670,500	21,050	21,050

TOTAL PURCHASED					(73,966)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	64	Mar 2023	12,355,200	345,085	345,085
MSCI EAFE Index Future (United States)	73	Mar 2023	7,115,310	114,686	114,686
MSCI Emerging Markets Index Future (United States)	113	Mar 2023	5,420,610	51,599	51,599

TOTAL SOLD					511,370

TOTAL FUTURES CONTRACTS					437,404
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,425,909.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	1,248,678	19,658,997	17,780,265	33,432	4	(4)	3,127,410	0.0%
Total	1,248,678	19,658,997	17,780,265	33,432	4	(4)	3,127,410

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	117,143,229	27,870,545	9,455,325	5,594,725	(836,202)	(26,838,059)	107,884,188
Fidelity Advisor Series Growth Opportunities Fund	80,347,745	27,040,317	6,653,722	386,269	(1,113,037)	(23,330,660)	76,290,643
Fidelity Advisor Series Small Cap Fund	53,170,477	7,537,851	7,910,858	3,928,175	(1,062,070)	(8,399,822)	43,335,578
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,874,708	177,489	220,675	92,673	(17,162)	(339,023)	1,475,337
Fidelity Series All-Sector Equity Fund	50,247,860	4,266,077	6,121,450	2,085,551	(1,028,607)	(8,342,267)	39,021,613
Fidelity Series Canada Fund	60,975,539	6,531,833	10,286,160	1,525,671	(343,733)	(8,880,048)	47,997,431
Fidelity Series Commodity Strategy Fund	27,856,965	15,889,912	16,632,069	13,145,014	(3,200,630)	(11,768,595)	12,145,583
Fidelity Series Emerging Markets Debt Fund	9,147,664	847,554	652,556	359,207	(33,142)	(978,122)	8,331,398
Fidelity Series Emerging Markets Debt Local Currency Fund	3,101,511	144,190	371,525	-	(45,325)	(78,352)	2,750,499
Fidelity Series Emerging Markets Fund	25,698,190	4,750,405	3,557,068	574,211	(637,157)	(3,538,402)	22,715,968
Fidelity Series Emerging Markets Opportunities Fund	237,804,549	34,673,259	33,024,098	4,947,857	(6,951,260)	(27,992,749)	204,509,701
Fidelity Series Floating Rate High Income Fund	1,874,445	238,750	769,944	72,622	(84,955)	1,908	1,260,204
Fidelity Series Government Money Market Fund 4.35%	-	14,653,311	2,852,092	68,764	-	-	11,801,219
Fidelity Series High Income Fund	11,346,061	892,675	2,774,665	430,666	(260,312)	(943,028)	8,260,731
Fidelity Series International Credit Fund	739,147	36,925	-	36,925	-	(125,837)	650,235
Fidelity Series International Growth Fund	139,397,745	18,187,895	16,582,261	4,160,676	(2,245,916)	(17,288,320)	121,469,143
Fidelity Series International Small Cap Fund	38,184,772	4,045,418	2,494,280	1,980,134	(327,777)	(6,344,663)	33,063,470
Fidelity Series International Value Fund	140,774,110	16,789,795	24,552,485	4,074,829	(603,081)	(11,327,945)	121,080,394
Fidelity Series Investment Grade Bond Fund	9,867,145	128,883	9,612,812	35,577	(416,397)	33,181	-
Fidelity Series Large Cap Stock Fund	184,347,901	25,140,349	27,628,442	10,165,892	874,785	(24,593,060)	158,141,533
Fidelity Series Large Cap Value Index Fund	19,938,774	1,510,039	2,671,689	606,524	415,329	(2,424,709)	16,767,744
Fidelity Series Long-Term Treasury Bond Index Fund	100,099,271	26,628,630	11,523,048	1,872,440	(1,599,152)	(22,198,453)	91,407,248
Fidelity Series Opportunistic Insights Fund	108,269,691	19,363,368	9,917,126	4,440,270	(1,953,349)	(22,149,937)	93,612,647
Fidelity Series Overseas Fund	140,158,352	15,279,707	14,786,673	2,191,210	(1,648,146)	(17,824,043)	121,179,197
Fidelity Series Real Estate Income Fund	6,689,655	595,452	3,429,544	376,487	(255,902)	(659,326)	2,940,335
Fidelity Series Short-Term Credit Fund	-	33,844	-	79	-	147	33,991
Fidelity Series Small Cap Opportunities Fund	65,648,231	5,509,452	8,802,949	2,667,485	(784,081)	(8,420,293)	53,150,360
Fidelity Series Stock Selector Large Cap Value Fund	117,656,095	13,374,098	18,272,701	6,979,347	(831,048)	(12,718,082)	99,208,362
Fidelity Series Value Discovery Fund	119,846,244	11,524,541	20,515,785	5,316,899	1,407,474	(10,423,808)	101,838,666
	1,872,206,076	303,662,564	272,072,002	78,116,179	(23,580,853)	(277,892,367)	1,602,323,418

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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